Intangibles AndGoodwill (Schedule Of Net book Value Of Intanbible Assets And Goodwill) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	$ 5,029	$ 5,029
Goodwill	280	280
Wireless spectrum licences	1,953	1,947
Other intangible assets	7,482	7,435
Total intangible assets and goodwill	7,762	7,715
Cable Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	4,016	4,016
DTH And Satellite Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	1,013	1,013
Cable And Telecommunications Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	79	79
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	201	201
Wireless Spectrum Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total intangible assets and goodwill	1,953	1,947	$ 1,517
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	434	380
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	$ 66	$ 79
Trademark And Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total intangible assets and goodwill			$ 53